Fees Summary	Nov. 19, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 400,000,000
Previously Paid Amount	0
Total Fee Amount	61,240
Total Offset Amount	18,444.7
Net Fee	$ 42,795.3
Final Prospectus	false